CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,243)	$ (3,422)	$ (14,614)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	353	852	1,688
Expenses paid by the stockholder		61
Forgiveness of PPP loan		(551)
Provision for doubtful accounts and write-off of accounts receivable	0	0	100
Write-down for inventory	0	0	493
Loss on disposal of property and equipment			275
Non-cash expense			48
Stock-based compensation expense			52
Changes in operating assets and liabilities
Accounts receivable	(65)	603	(144)
Inventories	(61)	1,793	(1,367)
Prepaid expenses and other assets	(303)	108	320
Accounts payable	(93)	302	430
Accrued liabilities	(25)	194	329
Advance from customers	62	90	94
Deferred income			(473)
Warranty reserve	(59)	(19)	(170)
Net cash used in operating activities	(1,434)	11	(12,939)
Cash flows from investing activities:
Purchases of property and equipment	(80)	(556)	(638)
Net cash used in investing activities	(80)	(556)	(638)
Cash flows from financing activities:
Proceeds from borrowings		752	586
Repayment of borrowings	(15)	(8)	(25)
Proceeds of capital contribution	17,000
Net cash generated from financing activities	16,985	744	561
Decrease in cash, cash equivalents and restricted cash	15,471	199	(13,016)
Cash, cash equivalents and restricted cash at beginning of the period	228	29	15,699
Cash, cash equivalents and restricted cash at end of the period	15,699	228	2,683
Supplemental cash flow information:
Interest paid	$ 2	2	6
Income tax paid		2	$ 2
Non-cash activities:
Loan forgiveness due to a shareholder		$ 16,786